Post-employment benefits - Disclosure of Fair Value of Plan Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employee Benefits [Abstract]
Insurance contracts	€ 9,173	€ 10,130	€ 9,320
Total	€ 9,173	€ 10,130	€ 9,320
Insurance contracts, allocation percentage	100.00%	100.00%	100.00%
Total, allocation percentage	100.00%	100.00%	100.00%